Equity - Common Stock (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)	60,206,508	60,094,623	61,378,367
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, outstanding	$ 601	$ 600	$ 612
Shares Issued (in shares)		60,094,623	61,378,367
Gross Proceeds	$ 644,826	$ 641,695
Shares issued before redemption and retirement (in shares)	66,250,381	65,879,093
Share redeemed and retired (in shares)	(6,043,873)	(5,784,470)
Shares issued through initial public offering
Class of Stock [Line Items]
Shares Issued (in shares)	55,791,297	55,791,297
Gross Proceeds	$ 556,197	$ 556,197
Shares issued through stock distributions
Class of Stock [Line Items]
Shares Issued (in shares)	246,365	246,365
Gross Proceeds	$ 0	$ 0
Shares issued through distribution reinvestment plan
Class of Stock [Line Items]
Shares Issued (in shares)	10,197,719	9,826,431
Gross Proceeds	$ 88,479	$ 85,348
Advisor's initial investment, net of 5,000 share conversion
Class of Stock [Line Items]
Shares Issued (in shares)	15,000	15,000
Gross Proceeds	$ 150	$ 150
Conversion of stock (in shares)	5,000	5,000
Advisor
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)		117,778
Common stock, outstanding		$ 1,100